Exhibit 2 - Conditions of the most significant debt (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)
Conditions of the most significant debt
Borrowings	$ 119,965,031		$ 105,815,527
Bonds, domestic currency one
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-08
Maturity date	2028-08
Currency	COP
Disbursement	$ 347,500
Borrowings	$ 347,500		347,500
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, domestic currency two
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2010-12
Maturity date	2040-12
Currency	COP
Disbursement	$ 284,300
Borrowings	$ 284,300		284,300
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, domestic currency three
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-08
Maturity date	2043-08
Currency	COP
Disbursement	$ 262,950
Borrowings	$ 262,950		262,950
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, domestic currency four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2011-12
Maturity date	2041-12
Currency	COP
Disbursement	$ 120,000
Borrowings	$ 120,000		120,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, domestic currency five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2013-05
Maturity date	2028-05
Currency	COP
Disbursement	$ 100,000
Borrowings	$ 100,000		100,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2015-05
Maturity date	2025-05
Currency	COP
Disbursement	$ 100,000
Borrowings	$ 100,000		100,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2015-05
Maturity date	2030-05
Currency	COP
Disbursement	$ 120,000
Borrowings	$ 120,000		120,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2015-05
Maturity date	2035-05
Currency	COP
Disbursement	$ 280,000
Borrowings	$ 280,000		280,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2016-02
Maturity date	2024-02
Currency	COP
Disbursement	$ 115,000
Borrowings			115,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency ten
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2016-02
Maturity date	2028-02
Currency	COP
Disbursement	$ 152,000
Borrowings	$ 152,000		152,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2016-02
Maturity date	2041-02
Currency	COP
Disbursement	$ 133,000
Borrowings	$ 133,000		133,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency twelve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2017-04
Maturity date	2024-04
Currency	COP
Disbursement	$ 260,780
Borrowings			260,780
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2017-04
Maturity date	2032-04
Currency	COP
Disbursement	$ 196,300
Borrowings	$ 196,300		196,300
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2017-04
Maturity date	2042-04
Currency	COP
Disbursement	$ 242,920
Borrowings	$ 242,920		242,920
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2017-11
Maturity date	2025-11
Currency	COP
Disbursement	$ 150,080
Borrowings	$ 150,080		150,080
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2017-11
Maturity date	2031-11
Currency	COP
Disbursement	$ 120,100
Borrowings	$ 120,100		120,100
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2017-11
Maturity date	2047-11
Currency	COP
Disbursement	$ 229,820
Borrowings	$ 229,820		229,820
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2018-07
Maturity date	2027-07
Currency	COP
Disbursement	$ 156,500
Borrowings	$ 156,500		156,500
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2018-07
Maturity date	2033-07
Currency	COP
Disbursement	$ 142,063
Borrowings	$ 142,063		142,063
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2018-07
Maturity date	2043-07
Currency	COP
Disbursement	$ 201,437
Borrowings	$ 201,437		201,437
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency twenty one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2020-08
Maturity date	2029-08
Currency	COP
Disbursement	$ 160,000
Borrowings	$ 160,000		160,000
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency twenty two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2020-08
Maturity date	2040-08
Currency	UVR
Disbursement	$ 192,073
Borrowings	$ 192,073		182,416
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Annual
Bonds, domestic currency twenty three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-11
Maturity date	2030-11
Currency	COP
Disbursement	$ 176,000
Borrowings	$ 176,000		176,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency twenty four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-11
Maturity date	2037-11
Currency	COP
Disbursement	$ 224,000
Borrowings	$ 224,000		224,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency twenty five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-11
Maturity date	2044-11
Currency	COP
Disbursement	$ 100,000
Borrowings	$ 100,000		100,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency twenty six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-06
Maturity date	2030-06
Currency	COP
Disbursement	$ 150,000
Borrowings	$ 150,000		224,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency twenty seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-06
Maturity date	2039-06
Currency	COP
Disbursement	$ 250,000
Borrowings	$ 250,000		100,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, domestic currency twenty eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2016-07
Maturity date	2034-01
Currency	UVR
Disbursement	$ 445,700
Borrowings	$ 511,954		486,213
Interest rate	Fixed
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, domestic currency twenty nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2011-10
Maturity date	2026-10
Currency	COP
Disbursement	$ 100,000
Borrowings	$ 100,000		100,000
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, foreign currency one
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-09
Maturity date	2043-09
Currency	USD
Disbursement		$ 850
Borrowings		850		$ 850
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency two
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2014-05
Maturity date	2045-05
Currency	USD
Disbursement		2,000
Borrowings		2,000		2,000
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency three
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2020-04
Maturity date	2030-04
Currency	USD
Disbursement		2,000
Borrowings		2,000		2,000
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency four
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2021-11
Maturity date	2031-11
Currency	USD
Disbursement		1,250
Borrowings		1,250		1,250
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency five
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2021-11
Maturity date	2051-11
Currency	USD
Disbursement		750
Borrowings		750		750
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency six
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-01
Maturity date	2033-01
Currency	USD
Disbursement		2,000
Borrowings		2,000		2,000
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency seven
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-07
Maturity date	2033-01
Currency	USD
Disbursement		300
Borrowings		300		300
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency eight
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2024-01
Maturity date	2036-01
Currency	USD
Disbursement		1,850
Borrowings		1,850
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency nine
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2024-10
Maturity date	2036-02
Currency	USD
Disbursement		1,750
Borrowings		1,750
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency ten
Conditions of the most significant debt
Company	Oleoducto Central S.A.
Issue date	2020-07
Maturity date	2027-07
Currency	USD
Disbursement		500
Borrowings		400		500
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency eleven
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-07
Maturity date	2029-01
Currency	USD
Disbursement		1,200
Borrowings		1,200		1,200
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency twelve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2011-01
Maturity date	2026-01
Currency	USD
Disbursement		38
Borrowings		38		38
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Quarterly
Bonds, foreign currency thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2012-10
Maturity date	2031-04
Currency	USD
Disbursement		40
Borrowings		40		40
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2016-07
Maturity date	2031-04
Currency	USD
Disbursement		151
Borrowings		125		134
Interest rate	Fixed
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2017-03
Maturity date	2024-02
Currency	USD
Disbursement		48
Borrowings				87
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Annual
Bonds, foreign currency sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-05
Maturity date	2025-04
Currency	USD
Disbursement		100
Borrowings		143		174
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-06
Maturity date	2025-06
Currency	USD
Disbursement		224
Borrowings		75		162
Interest rate	Fixed
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-06
Maturity date	2030-12
Currency	USD
Disbursement		231
Borrowings		383		416
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds, foreign currency nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-06
Maturity date	2024-12
Currency	USD
Disbursement		39
Borrowings				6
Interest rate	Fixed
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2018-06
Maturity date	2030-12
Currency	USD
Disbursement		193
Borrowings		195		212
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds, foreign currency twenty one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-04
Maturity date	2034-04
Currency	USD
Disbursement		600
Borrowings		600		600
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds, foreign currency twenty two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2019-12
Maturity date	2029-12
Currency	USD
Disbursement		66
Borrowings		89		108
Interest rate	Floating
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency twenty three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-12
Maturity date	2028-11
Currency	USD
Disbursement		129
Borrowings		129		165
Interest rate	Floating
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency twenty four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2020-12
Maturity date	2044-05
Currency	USD
Disbursement		129
Borrowings		144		183
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds, foreign currency twenty five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-02
Maturity date	2050-06
Currency	USD
Disbursement		34
Borrowings		34		37
Interest rate	Fixed
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency twenty six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-02
Maturity date	2044-07
Currency	USD
Disbursement		109
Borrowings		156		189
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds, foreign currency twenty seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-07
Maturity date	2056-06
Currency	USD
Disbursement		1,200
Borrowings		1,073		1,073
Interest rate	Fixed
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency twenty eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Maturity date	2031-10
Currency	USD
Disbursement		108
Borrowings		128		156
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency twenty nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P and subsidiaries
Issue date	2021-10
Maturity date	2038-10
Currency	USD
Disbursement		45
Borrowings		54		65
Interest rate	Floating
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency thirty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2022-04
Maturity date	2038-04
Disbursement		500
Borrowings		500		500
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds, foreign currency thirty one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2022-04
Maturity date	2029-04
Currency	USD
Disbursement		113
Borrowings		113		145
Interest rate	Floating
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency thirty two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2022-11
Maturity date	2050-06
Currency	USD
Disbursement		74
Borrowings		74		81
Interest rate	Fixed
Amortization plan	Annual
Payment of interest	Monthly
Bonds, foreign currency thirty three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-03
Maturity date	2030-03
Currency	USD
Disbursement		89
Borrowings		89		114
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency thirty four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-09
Maturity date	2050-06
Currency	USD
Disbursement		68
Borrowings		68		163
Interest rate	Fixed
Amortization plan	Annual
Payment of interest	Monthly
Bonds, foreign currency thirty five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-10
Maturity date	2033-10
Disbursement		127
Borrowings		133		232
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds, foreign currency thirty six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-10
Maturity date	2038-10
Currency	USD
Disbursement		180
Borrowings		190		180
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Bonds, foreign currency thirty seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-03
Maturity date	2029-03
Currency	USD
Disbursement		111
Borrowings		111
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Bonds, foreign currency thirty eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-03
Maturity date	2031-03
Currency	USD
Disbursement		83
Borrowings		83
Interest rate	Floating
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency thirty nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-03
Maturity date	2034-03
Currency	USD
Disbursement		21
Borrowings		21
Interest rate	Floating
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency forty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-05
Maturity date	2031-05
Currency	USD
Disbursement		161
Borrowings		161
Interest rate	Floating
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency forty one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-07
Maturity date	2050-06
Disbursement		68
Borrowings		60
Interest rate	Fixed
Amortization plan	Annual
Payment of interest	Monthly
Bonds, foreign currency forty two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-10
Maturity date	2036-10
Currency	USD
Disbursement		170
Borrowings		171
Interest rate	Floating
Amortization plan	Annual
Payment of interest	Half-yearly
Bonds, foreign currency forty three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-10
Maturity date	2039-10
Currency	USD
Disbursement		122
Borrowings		122
Interest rate	Floating
Amortization plan	Annual
Payment of interest	Half-yearly
International commercial loans one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2010-05
Maturity date	2030-05
Currency	USD
Disbursement		36
Borrowings		15		22
Interest rate	Fixed
Amortization plan	Monthly
Payment of interest	Monthly
International commercial loans two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2014-01
Maturity date	2029-03
Currency	USD
Disbursement		46
Borrowings		14		21
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International commercial loans three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2016-02
Maturity date	2024-07
Currency	USD
Disbursement		5
Borrowings				1
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
International commercial loans four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2017-08
Maturity date	2032-03
Currency	USD
Disbursement		44
Borrowings		23		34
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International commercial loans five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2018-09
Maturity date	2050-06
Currency	USD
Disbursement		12
Borrowings		36		31
Interest rate	Fixed
Amortization plan	Monthly
Payment of interest	Annual
International commercial loans six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2018-09
Maturity date	2050-06
Currency	USD
Disbursement		5
Borrowings		14		13
Interest rate	Fixed
Amortization plan	Monthly
Payment of interest	Annual
International commercial loans eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2019-03
Maturity date	2025-09
Currency	USD
Disbursement		1
Borrowings		5
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
International commercial loans nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2019-09
Maturity date	2025-09
Disbursement		70
Borrowings		35
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial loans eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2021-05
Maturity date	2025-05
Disbursement		89
Borrowings		27		50
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Annual
International commercial loans thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2021-05
Maturity date	2026-05
Disbursement		59
Borrowings		46		78
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial loans fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2022-03
Maturity date	2041-12
Disbursement		37
Borrowings		67		69
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Monthly
International commercial loans fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2022-04
Maturity date	2026-11
Currency	USD
Disbursement		66
Borrowings		58		62
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial loans seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2022-09
Maturity date	2032-09
Disbursement		20
Borrowings		76		76
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial loans eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2022-10
Maturity date	2027-06
Currency	USD
Disbursement		5
Borrowings		2		4
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial loans nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2022-12
Maturity date	2030-11
Currency	USD
Disbursement		40
Borrowings		40		30
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial loans twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-02
Maturity date	2030-11
Disbursement		30
Borrowings		30		30
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial loans twenty one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-03
Maturity date	2030-11
Currency	USD
Disbursement		36
Borrowings		36		36
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial loans twenty two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-09
Maturity date	2025-03
Disbursement		39
Borrowings		22		43
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Half-yearly
International commercial loans twenty three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-09
Maturity date	2025-03
Disbursement		22
Borrowings				23
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Half-yearly
International commercial loans twenty four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-09
Maturity date	2025-03
Disbursement		16
Borrowings		6		18
Interest rate	Floating
Amortization plan	Monthly
Payment of interest	Half-yearly
International commercial loans twenty five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-12
Maturity date	2024-12
Disbursement		38
Borrowings				38
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Bullet
International commercial loans twenty six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-04
Maturity date	2025-04
Disbursement		30
Borrowings		30
Interest rate	Fixed
Amortization plan	Bullet
Payment of interest	Bullet
International commercial loans twenty seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-06
Maturity date	2030-11
Disbursement		7
Borrowings		9
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
International commercial loans twenty eight
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2017-12
Maturity date	2025-12
Disbursement		359
Borrowings		114		132
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial loans twenty nine
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2024-07
Maturity date	2029-04
Disbursement		1,200
Borrowings		1,200		1,200
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Bullet
International commercial loans thirty
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2024-07
Maturity date	2025-07
Disbursement		160
Borrowings		160		160
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quaterly
International commercial loans thirty one
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2022-12
Maturity date	2027-12
Currency	USD
Disbursement		575
Borrowings		700		700
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial loans thirty two
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2022-12
Maturity date	2027-12
Disbursement		247
Borrowings		300		300
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
International commercial loans thirty three
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-05
Maturity date	2028-05
Disbursement		400
Borrowings		400		$ 400
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Quaterly
International commercial loans thirty four
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2024-10
Maturity date	2029-10
Disbursement		250
Borrowings		$ 250
Interest rate	Floating
Amortization plan	Bullet
Payment of interest	Half-yearly
Domestic commercial loans one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2016-12
Maturity date	2028-01
Currency	COP
Disbursement	$ 250,000
Borrowings	$ 168,500		189,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Annual
Domestic commercial loans two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2016-12
Maturity date	2034-01
Currency	COP
Disbursement	$ 150,000
Borrowings	$ 141,000		144,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Annual
Domestic commercial loans three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2016-12
Maturity date	2034-01
Currency	COP
Disbursement	$ 150,000
Borrowings	$ 141,000		144,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Annual
Domestic commercial loans four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2016-12
Maturity date	2034-01
Currency	UVR
Disbursement	$ 511,954
Borrowings	$ 211,357		200,730
Interest rate	Fixed
Amortization plan	Half-yearly
Payment of interest	Annual
Domestic commercial loans five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2018-05
Maturity date	2028-11
Currency	COP
Disbursement	$ 59,467
Borrowings	$ 33,981		42,476
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Domestic commercial loans six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2018-07
Maturity date	2024-01
Currency	COP
Disbursement	$ 217,500
Borrowings			3,595
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Domestic commercial loans seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2018-11
Maturity date	2028-11
Currency	COP
Disbursement	$ 23,000
Borrowings			16,429
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Domestic commercial loans eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2019-05
Maturity date	2029-05
Currency	COP
Disbursement	$ 9,000
Borrowings	$ 5,786		7,071
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Domestic commercial loans nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2020-05
Maturity date	2030-04
Currency	COP
Disbursement	$ 10,000
Borrowings	$ 7,857		9,286
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans ten
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2020-09
Maturity date	2030-09
Currency	COP
Disbursement	$ 3,800
Borrowings	$ 3,121		3,664
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2020-11
Maturity date	2030-09
Currency	COP
Disbursement	$ 8,000
Borrowings	$ 6,571		7,714
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans twelve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2020-12
Maturity date	2030-09
Currency	COP
Disbursement	$ 8,200
Borrowings	$ 6,736		7,907
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2021-06
Maturity date	2031-03
Currency	COP
Disbursement	$ 7,000
Borrowings	$ 6,500		7,000
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2021-10
Maturity date	2028-10
Currency	COP
Disbursement	$ 70,500
Borrowings	$ 70,500		70,500
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2021-10
Maturity date	2031-06
Currency	COP
Disbursement	$ 7,000
Borrowings	$ 6,500		7,000
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2021-10
Maturity date	2031-10
Currency	COP
Disbursement	$ 158,050
Borrowings	$ 158,050		158,050
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2021-11
Maturity date	2031-06
Currency	COP
Disbursement	$ 16,000
Borrowings	$ 14,857		16,000
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2021-11
Maturity date	2031-06
Currency	COP
Disbursement	$ 20,000
Borrowings	$ 18,571		20,000
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2022-06
Maturity date	2027-06
Currency	COP
Disbursement	$ 12,900
Borrowings	$ 10,750		12,900
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2022-07
Maturity date	2027-07
Currency	COP
Disbursement	$ 194,000
Borrowings	$ 194,000		194,000
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Bullet
Domestic commercial loans twenty one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2022-08
Maturity date	2027-08
Currency	COP
Disbursement	$ 51,085
Borrowings	$ 51,085		51,085
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Domestic commercial loans twenty two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-04
Maturity date	2030-04
Currency	COP
Disbursement	$ 450,000
Borrowings	$ 450,000		450,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Domestic commercial loans twenty three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-10
Maturity date	2030-04
Currency	COP
Disbursement	$ 150,000
Borrowings	$ 150,000		150,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Domestic commercial loans twenty four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-11
Maturity date	2024-10
Currency	COP
Disbursement	$ 208,670
Borrowings			208,670
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans twenty five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-12
Maturity date	2034-12
Currency	COP
Disbursement	$ 250,000
Borrowings			250,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Domestic commercial loans twenty six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2023-12
Maturity date	2035-12
Currency	COP
Disbursement	$ 250,000
Borrowings	$ 250,000		$ 250,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Domestic commercial loans twenty seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-06
Maturity date	2034-12
Currency	COP
Disbursement	$ 250,000
Borrowings	$ 250,000
Interest rate	Floating
Amortization plan	Half-yearly
Payment of interest	Half-yearly
Domestic commercial loans twenty eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-10
Maturity date	2034-12
Currency	COP
Disbursement	$ 208,670
Borrowings	$ 208,670
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly
Domestic commercial loans twenty nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A.E.S.P
Issue date	2024-11
Maturity date	2034-11
Currency	COP
Disbursement	$ 80,000
Borrowings	$ 80,000
Interest rate	Floating
Amortization plan	Quaterly
Payment of interest	Quaterly